RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Salaries, benefits, and consulting fees			$ 1,021,000	$ 757,000	$ 723,000
ICC [Member]
Statement [Line Items]
Salaries, benefits, and consulting fees	$ 224,000	$ 226,000	$ 239,000